Related Party Transactions: Schedule of Related Party Transactions (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Due from Related Parties, Current	$ 2,765	$ 2,865
Due to Related Parties, Current	1,292	870
CMFG Life Insurance Company
Due from Related Parties, Current	2,765	2,865
Due to Related Parties, Current		6
CUNA Brokerage Services, Inc
Due to Related Parties, Current	1,290	854
MEMBERS Capital Advisors, Inc.
Due to Related Parties, Current	$ 2	$ 10